EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2017-B SERIES

Period	Collection	Accrual	Distribution
From	01-Feb-20	18-Feb-20	16-Mar-20
To	29-Feb-20	16-Mar-20
Days	27

Description of Collateral

On the Distribution Date, the Series 2017-B balances were:

Notes	$760,000,000.00
760,000,000.00
Principal Amount of Debt	760,000,000.00
Required Overcollateralization	$29,716,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	156,382,666.67

Required Participation Amount	$156,382,666.67
Excess Receivables	$172,726,525.43
Excess Funding Account	0.00

Total Collateral	329,109,192.09
Collateral as Percent of Notes	43.30%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,238,374,635.98
Total Principal Collections	($1,828,401,983.88)
Investment in New Receivables	$1,912,170,336.97
Receivables Added for Additional Accounts	$0.00
Repurchases	($22,354,512.49)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($763,576,948.54)
Less Servicing Adjustment	($1,026,835.11)

Ending Balance	$4,535,184,692.93

SAP for Next Period	7.26%

Average Receivable Balance	$4,574,859,692.24
Monthly Payment Rate	39.97%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$15,366,638.85
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$15,366,638.85

Series Allocation Percentage at Month-End	7.26%
Floating Allocation Percentage at Month-End	97.00%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2020	10/1/2019	No

Accumulation Account
Beginning	506,666,666.67
Payout	—
Additions	126,666,666.67

Ending Balance	633,333,333.33

Distributions to Investors
Days	27
LIBOR	1.658250%
Applicable Margin	0.430000%
	2.088250%

	Actual	Per $1000
Interest	1,190,302.50	1.57
Principal	—	—

		1.57
Total Due Investors	1,190,302.50
Servicing Fee	323,550.34

Excess Cash Flow	(432,210.95)

Reserve Account
Required Balance	$3,800,000.00
Current Balance	$3,800,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.95%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*		15.55%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.